Inventories (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012
Net Components of Inventory
Raw materials	$ 329,120,000	$ 265,742,000		$ 355,627,000
Work in process	793,053,000	711,751,000		855,402,000
Finished goods	279,267,000	283,042,000		305,172,000
Less: Progress billings	(320,934,000)	(305,541,000)		(290,169,000)
Less: Excess and obsolete reserve	(72,127,000)	(68,263,000)		(76,854,000)
Inventories, net	1,008,379,000	886,731,000		1,149,178,000
Expenses due to excess and obsolete inventory	$ 16,500,000	$ 10,100,000	$ 13,700,000